DIRECT OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Direct Operating Costs [Abstract]
Schedule of Brookfield Renewables Direct Operating Costs
Brookfield Renewable’s direct operating costs for the year ended December 31 are comprised of the following:

(MILLIONS)	Notes	2025	2024	2023
Salaries and benefits		$(695)	$(586)	$(464)
Fuel and power purchases(1)		(633)	(713)	(574)
Operations and maintenance		(611)	(527)	(347)
Water royalties, property taxes and other regulatory fees		(313)	(289)	(238)
Professional fees		(311)	(194)	(122)
Insurance		(117)	(111)	(72)
Other related party services	29	(22)	(12)	(5)
Other		(201)	(148)	(111)
		$(2,903)	$(2,580)	$(1,933)
(1)Fuel and power purchases are primarily attributable to our portfolio in the U.S. and Colombia.